PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 5 – PROPERTY AND EQUIPMENT

Upon effectiveness of the Company’s acquisition of Empire on October 1, 2021, the Company acquired equipment with a purchase price of $5,511,568 with accumulated depreciation of $2,287,231. Property and equipment as of December 31, 2021 and December 31, 2020 is summarized as follows:

	December 31, 2021	December 31, 2020
Equipment	$$4,816,756	$23,987
Subtotal	4,816,756	23,987
Less accumulated depreciation	(1,911,719)	(23,987)
Property and equipment, net	$2,905,037	$-

Depreciation expense for the years ended December 31, 2021 and 2020 was $149,156 and $0, respectively. Impairment of equipment expense for the years ended December 31, 2021 and 2020 was $388,877 and $0, respectively.